UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21982

Claymore/Guggenheim Strategic Opportunities Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Kevin M. Robinson 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: May 31
Date of reporting period: August 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Attached hereto.

Claymore/Guggenheim Strategic Opportunities Fund
Portfolio of Investments
August 31, 2010 (unaudited)
			Optional
	Principal Amount	Description	Call Provision		Value
		Long-Term Investments - 131.1%
		Corporate Bonds - 27.9%
		Advertising - 0.3%
	$400,000	MDC Partners, Inc., B+, B2,
		11.000%, 11/1/16 (Canada) (a) (b)	11/1/13 @ 105.50		$ 430,000

		Aerospace/Defense - 0.7%
	700,000	Sequa Corp., CCC, Caa2,
		11.750%, 12/1/15 (b)	12/1/11 @ 105.88		721,000
	500,000	Wyle Services Corp., B-, Caa2,
		10.500%, 4/1/18 (a) (b)	4/1/14 @ 105.25		491,250
					1,212,250
		Airlines - 2.7%
	1,302,433	America West Airlines 2001-1 Pass Through Trust, Ser. 011G, BB+, B1,
		7.100%, 4/2/21	N/A		1,230,800
	442,536	Continental Airlines 2007-1 Class C Pass Through Trust, Ser. 071C, B+, B1,
		7.339%, 4/19/14	N/A		436,036
	785,000	Global Aviation Holdings, Inc., BB-, Ba3,
		14.000%, 8/15/13 (a) (b)	8/15/12 @ 110.50		832,100
	1,903,451	United Air Lines 2009-2A Pass Through Trust, BBB, Ba1,
		9.750%, 1/15/17 (a)	N/A		2,112,831
					4,611,767
		Banks - 8.8%
	1,000,000	Agfirst Farm Credit Bank, A, NR,
		7.300%, 10/31/49 (a) (b)	10/4/10 @ 100.00		891,570
	1,250,000	Barclays Bank PLC, A-, Baa3,
		6.278%, 12/29/49 (United Kingdom) (a) (c)	12/15/34 @ 100.00		1,022,287
	1,200,000	BNP Paribas, A, Baa1,
		7.195%, 6/29/49 (France) (a) (b) (c)	6/25/37 @ 100.00		1,146,000
	350,000	Comerica Bank, A-, A2,
		7.875%, 9/15/26	N/A		389,511
	1,000,000	Credit Agricole SA, A-, A3,
		6.637%, 5/29/49 (France) (a) (b) (c)	5/31/17 @ 100.00		850,000
	1,500,000	Farm Credit Bank, Ser. 1, NR, A2,
		7.561%, 11/29/49 (a) (c)	12/15/13 @100.00		1,253,430
	1,000,000	Fifth Third Bancorp, BBB-, Baa2,
		8.250%, 3/1/38 (a)	N/A		1,189,250
	1,000,000	KeyCorp Capital III, BB, Baa3,
		7.750%, 7/15/29 (a)	N/A		940,193
	1,250,000	Mellon Capital IV, Ser. 1, A-, A3,
		6.244%, 6/29/49 (a) (c)	6/20/12 @ 100.00		1,068,750
	1,250,000	Northgroup Preferred Capital Corp., A, A2,
		6.378%, 1/29/49 (a) (b) (c)	10/15/17 @ 100.00		1,156,100
	700,000	PNC Preferred Funding Trust III, BBB, Baa3,
		8.700%, 3/29/49 (a) (b) (c)	3/15/13 @ 100.00		722,911
	500,000	Rabobank Nederland NV, AA-, A2,
		11.000%, 12/29/49 (Netherlands) (a) (b) (c)	6/30/19 @ 100.00		654,300
	1,400,000	Royal Bank of Scotland Group PLC, Ser. U, C, B3,
		7.640%, 3/31/49 (United Kingdom) (a) (c)	9/29/17 @ 100.00		924,000
	650,000	Susquehanna Capital II, BB-, Ba2,
		11.000%, 3/23/40 (a)	3/23/15 @ 100.00		672,750
	1,250,000	US AgBank FCB, A, A3,
		6.110%, 4/29/49 (a) (b) (c)	7/10/12 @ 100.00		929,587
	1,000,000	Wells Fargo Capital XIII, Ser. GMTN, A-, Ba1,
		7.700%, 12/29/49 (a) (c)	3/26/13 @ 100.00		1,022,500
					14,833,139
		Commercial Services - 0.8%
	490,000	Bankrate, Inc., B, B2,
		11.750%, 7/15/15 (b)	7/15/13 @ 105.88		507,150
	250,000	DynCorp International, Inc., B, B1,
		10.375%, 7/1/2017 (b)	7/1/14 @ 105.19		248,750
	280,000	PharmaNet Development Group, Inc., B+, B3,
		10.875%, 4/15/17 (a) (b)	4/15/14 @ 105.44		277,900
	250,000	R.R. Donnelley & Sons Co., BBB, Baa3,
		11.250%, 2/1/19 (a)	N/A		315,196
					1,348,996
		Computers - 0.4%
	455,000	Compucom Systems, Inc., B, B3,
		12.500%, 10/1/15 (b)	10/1/11 @ 106.25		478,319
	250,000	Stratus Technologies, Inc., B-, B2,
		12.000%, 3/29/15 (a) (b)	4/15/13 @ 112.00		217,500
					695,819
		Distribution/Wholesale - 0.4%
	700,000	Intcomex, Inc., B-, B3,
		13.250%, 12/15/14 (a) (b)	12/15/12 @ 106.63		740,250

		Diversified Financial Services - 3.2%
		Hampton Roads PPV LLC, NR, Ba2, (a) (b)
	1,000,000	6.071%, 12/15/41	N/A		832,660
	1,000,000	6.171%, 6/15/53	N/A		837,890
	2,000,000	International Lease Finance Corp., BBB-, Ba3,
		7.125%, 9/1/18 (a) (b)	N/A		2,045,000
	2,000,000	Svensk Exportkredit AB, A+, NR,
		6.375%, 10/29/49 (Sweden) (a) (b)	12/27/10 @ 100.00		1,753,658
					5,469,208
		Electric - 0.8%
	400,000	United Maritime Group LLC/United Maritime Group Finance Corp., B, B3,
		11.750%, 6/15/15 (a)	12/15/12 @ 105.88		393,000
	1,000,000	Wisconsin Energy Corp., BBB-, Baa1,
		6.250%, 5/15/67 (a) (c)	5/15/17 @ 100.00		945,000
					1,338,000
		Entertainment and Gaming - 1.9%
	1,000,000	Agua Caliente Band of Cahuilla Indians, NR, NR,
		6.350%, 10/1/15 (b)	N/A		975,100
	500,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, B-, Caa1,
		12.000%, 10/15/15 (b)	10/15/11 @ 109.00		477,500
	500,000	Indianapolis Downs LLC/Indiana Downs Capital Corp., CCC, Caa3,
		11.000%, 11/1/12 (b)	11/1/10 @ 105.50		405,000
	700,000	Lions Gate Entertainment, Inc., B, B1,
		10.250%, 11/1/16 (a) (b)	11/1/13 @ 105.13		688,625
	700,000	River Rock Entertainment Authority (The), B+, B2,
		9.750%, 11/1/11 (a)	10/4/10 @ 100.00		626,500
					3,172,725
		Health Care - 0.2%
	250,000	Apria Healthcare Group, Inc., BB+, Ba2,
		11.250%, 11/1/14 (a) (b)	11/1/11 @ 105.63		270,312

		Insurance - 4.9%
	1,000,000	Allstate Corp. (The), BBB, Baa1,
		6.500%, 5/15/57 (a) (c)	5/15/37 @ 100.00		910,000
	1,000,000	American Financial Group, Inc., BBB, Baa2,
		9.875%, 6/15/19 (a)	N/A		1,258,936
	1,000,000	AXA SA, BBB, Baa1,
		6.463%, 12/14/49 (France) (a) (b) (c)	12/14/18 @ 100.00		790,000
	700,000	Blue Fin Ltd., BB+, NR,
		4.931%, 4/10/12 (Cayman Islands) (a) (b) (d) (e)	10/8/10 @ 101.00		667,590
	800,000	Ironshore Holdings US, Inc., BBB-, Baa3,
		8.500%, 5/15/20 (a) (b)	N/A		804,648
	1,000,000	Metlife Capital Trust IV, BBB, Baa2,
		7.875%, 12/15/37 (a) (b)	12/15/32 @ 100.00		1,015,000
	700,000	National Life Insurance Co., BBB+, Baa1,
		10.500%, 9/15/39 (a) (b)	N/A		878,657
	800,000	Penn Mutual Life Insurance Co. (The), A, A2,
		7.625%, 6/15/40 (b)	N/A		818,524
	1,250,000	Progressive Corp. (The), A-, A2,
		6.700%, 6/15/37 (a) (c)	6/15/17 @ 100.00		1,187,500
					8,330,855
		Investment Companies - 1.1%
		Allied Capital Corp., BBB, Ba1, (a)
	695,000	6.625%, 7/15/11	N/A		710,158
	290,000	6.000%, 4/1/12	N/A		298,866
	900,000	Offshore Group Investments Ltd., B-, B3,
		11.500%, 8/1/15 (Cayman Islands) (b)	2/1/13 @ 108.63		897,750
					1,906,774
		Iron/Steel - 0.1%
	240,000	Standard Steel LLC/Standard Steel Finance Corp., B, Caa1,
		12.000, 5/1/15 (b)	5/1/13 @ 106.00		248,731

		Media - 0.3%
	500,000	DCP LLC/DCP Corp., B+, B2,
		10.750%, 8/15/15 (b)	8/15/13 @ 105.38		490,000

		Retail - 0.5%
	800,000	CKE Restaurants, Inc., B, B2,
		11.375%, 7/15/18 (b)	7/15/14 @ 105.69		780,000

		Software - 0.2%
	400,000	Open Solutions, Inc., CCC+, Caa2,
		9.750%, 2/1/15 (b)	2/1/11 @ 104.88		304,000

		Telecommunications - 0.6%
	1,086,000	Clearwire Communications LLC/Clearwire Finance, Inc., B-, Caa1,
		12.000%, 12/1/15 (b)	12/1/12 @ 106.00		1,086,000

		Total Corporate Bonds - 27.9%
		(Cost $48,012,939)			47,268,826

		Asset Backed Securities - 56.5%
		Collateralized Debt Obligations - 4.1%
	1,828,128	Aspen Funding I Ltd., Ser. 2002-1A, Class A1L, A, Ba1,
		1.128%, 7/10/37 (Cayman Islands) (b) (d)			1,358,537
	410,944	Commodore CDO I Ltd., Ser. 1X, Class A, BBB, Baa3,
		0.829%, 2/24/34 (Cayman Islands) (d)			341,084
	978,481	Coronado CDO Ltd., Ser. 1A, Class A1, BB+, B3,
		1.058%, 9/4/38 (Cayman Islands) (b) (d)			639,251
	2,070,027	Diversified Asset Securitization Holdings III, Ser. 1A, Class A2, BB+, Ba1,
		7.420%, 7/5/36 (Cayman Islands) (b)			1,740,334
	4,282,001	Duke Funding Ltd., Ser. 2003-5A, Class 1W, CCC, Ca,
		0.968%, 8/7/33 (Cayman Islands) (b) (d)			1,798,441
	442,280	MWAM CBO Ltd., Ser. 2001-1A, Class A, AA, A3,
		1.238%, 1/30/31 (Cayman Islands) (b) (d)			360,954
	816,216	Saybrook Point CBO Ltd., Ser. 2001-1A, Class A, BB, B3,
		0.798%, 2/25/31 (Cayman Islands) (b) (d)			651,757
					6,890,358
		Collateralized Loan Obligations - 16.1%
	500,000	ACAS Business Loan Trust, Ser. 2004-1A, Class B, AA, Aa3,
		0.998%, 10/25/17 (b) (d)			451,548
	635,902	Armstrong Loan Funding Ltd., Ser. 2008-1A, Class B, AA+, Aa1,
		1.466%, 8/1/16 (Cayman Islands) (b) (d)			561,222
	2,000,000	Black Diamond CLO Ltd., Ser. 2006-1A, Class B, A+, Baa2,
		0.871%, 4/29/19 (Cayman Islands) (a) (b) (d)			1,345,500
	2,000,000	Black Diamond CLO Ltd., Ser. 2006-1A, Class C, BBB+, Ba2,
		1.171%, 4/29/19 (Cayman Islands) (a) (b) (d)			1,188,360
	3,293,968	Business Loan Express, Ser. 2006-AA, Class A, BBB-, Aa3,
		0.506%, 10/20/38 (a) (b) (d)			2,143,601
	1,193,986	Business Loan Express, Ser. 2007-AA, Class A, BBB-, A2,
		0.666%, 10/20/40 (b) (d)			790,048
	750,000	CapitalSource Commercial Loan Trust, Ser. 2006-2A, Class A1B, AA+, Aaa,
		0.596%, 9/20/22 (b) (d)			730,569
	1,000,000	CapitalSource Commercial Loan Trust, Ser. 2006-2A, Class C, BBB+, Ba1,
		0.946%, 9/20/22 (b) (d)			825,475
	1,139,129	Coast Investment Grade, Ser. 2002-1X, Class A, BBB-, Caa3,
		1.238% 7/30/17 (Cayman Islands) (d)			590,308
	500,000	Emporia Preferred Funding, Ser. 2005-1A, Class B1, AA-, Aa3,
		1.078%, 10/12/2018 (Cayman Islands) (b) (d)			351,900
	500,000	FM Leveraged Capital Fund, Ser. 2005-1A, Class B, A+, A1,
		1.087%, 8/1/17 (Cayman Islands) (b) (d)			369,062
	1,000,000	Friedbergmilstein Private Capital Fund, Ser. 2004-1A, Class B2, AA, A3,
		5.409%, 1/15/19 (Cayman Islands) (b)			886,460
	800,000	Mountain View Funding CLO, Ser. 2007-3A, Class A2, AA, A1,
		0.866%, 4/16/21 (Cayman Islands) (b) (d)			619,320
	1,000,000	Nantucket CLO Ltd., Ser. 2006-1A, Class B, AA, A3,
		0.749%, 11/24/20 (Cayman Islands) (b) (d)			778,350
	1,500,000	Rosedale CLO Ltd., Ser. I-A, Class A1J, A+, Baa1,
		0.908%, 7/24/21 (Cayman Islands) (b) (d)			1,269,705
	2,000,000	Stanfield Modena CLO Ltd., Ser. 2004-1A, Class C, BBB-, Ba2,
		1.788%, 9/22/16 (Cayman Islands) (a) (b) (d)			1,499,460
	600,000	Start CLO Ltd., Ser 2006-2, Class C, A+, A2,
		1.284%, 6/29/12 (Cayman Islands) (d)			573,768
	1,000,000	Start CLO Ltd., Ser 2006-2, Class D, BBB+, Baa1,
		2.385%, 6/29/12 (Cayman Islands) (d)			951,560
	500,000	Start CLO Ltd., Ser. 2007-4A, Class D, BBB+, A1,
		2.087%, 12/26/11 (Cayman Islands) (a) (b) (d)			493,825
	1,000,000	Start CLO Ltd., Ser. 2007-4A, Class E, BB+, Baa1,
		4.137%, 12/26/11 (Cayman Islands) (a) (b) (d)			987,500
	100,000	Start CLO Ltd., Ser. 2007-4X, Class E, BB+, Baa1,
		4.137%, 12/26/11 (Cayman Islands) (d)			98,750
	500,000	Start CLO Ltd., Ser. 2008-5X, Class C, NR, NR,
		22.380%, 1/9/13 (Cayman Islands) (d)			490,000
	2,000,000	TCW Global Project Fund, Ser. 2004-1A, Class A1, NR, NR,
		1.426%, 6/15/16 (Cayman Islands) (b) (d) (f)			1,712,980
	2,000,000	TCW Global Project Fund, Ser. 2004-1A, Class B1, NR, NR,
		2.476%, 6/15/16 (Cayman Islands) (b) (d) (f)			1,421,960
	1,000,000	TCW Global Project Fund, Ser. 2005-1A, Class B2, A, NR,
		5.793%, 9/1/17 (Cayman Islands) (b)			791,430
	4,000,000	Telos CLO Ltd., Ser. 2006-1A, Class A2, AA+, Aa2,
		0.928%, 10/11/21 (Cayman Islands) (b) (d)			3,530,520
	2,500,000	Telos CLO Ltd., Ser. 2006-1A, Class B, A+, A2,
		1.018%, 10/11/21 (Cayman Islands) (b) (d)			1,868,850
					27,322,031
		Commercial Real Estate - 0.8%
	2,000,000	Wrightwood Capital Real Estate CDO Ltd., Ser. 2005-1A, Class A1, BB, Aa3,
		0.659%, 11/21/40 (Cayman Islands) (b) (d)			1,426,080

		Commercial Receivables - 2.6%
	500,000	FCC Financing Subsidiary LLC, Ser. 2010-1A, Class B, NR, NR,
		12.276%, 3/31/17 (d)			503,440
	2,000,000	HFG Healthco-4 LLC, Ser. 2006-1A, Class A, NR, Aa2,
		0.700%, 6/5/12 (b) (d)			1,960,020
	2,000,000	Sealane Trade Finance, Ser. 2007-1A, Class E, NR, NR,
		15.318%, 11/25/12 (Cayman Islands) (a) (b) (d)			1,930,480
					4,393,940
		Corporate Debt Obligations - 0.3%
	419,676	Muzinich CBO II Ltd., Ser. A2-A, AA+, B1,
		7.150%, 10/15/13 (Bermuda) (b)			412,696
	97,372	Phoenix Funding Ltd., Ser. 2001-1, AA, Aaa,
		0.976%, 4/15/13 (d)			94,905
					507,601
		Credit Cards - 2.4%
	1,000,000	LCP Rights Trust, Ser. 2010-1, Class A, NR, NR,
		14.550%, 7/17/17			1,002,300
	500,000	LCP Rights Trust, Ser. 2010-1, Class C, NR, NR,
		19.210%, 7/17/17			500,885
	1,000,000	LCP Rights Trust, Ser. 2010-1, Class D, NR, NR,
		14.550%, 1/15/16			1,001,270
	1,500,000	LCP Rights Trust, Ser. 2010-1, Class F, NR, NR,
		19.210%, 1/15/16			1,501,935
					4,006,390
		Financials - 0.0%*
	40,697	Blue Falcon, Ser. A-2, NR, NR,
		5.460%, 12/25/16 (b)			40,151

		Insurance - 2.3%
	1,736,370	321 Henderson Receivables I LLC, Ser. 2007-3A, Class A, BBB, Baa1,
		6.150%, 10/15/48 (a) (b)			1,774,587
	431,992	321 Henderson Receivables I LLC, Ser. 2008-1A, Class A, AA+, Aaa,
		6.190%, 1/15/44 (a) (b)			463,419
	500,000	321 Henderson Receivables I LLC, Ser. 2008-1A, Class B, AA, NR,
		8.370%, 1/15/46 (a) (b)			542,500
	500,000	321 Henderson Receivables I LLC, Ser. 2008-1A, Class C, A, NR,
		9.360%, 1/15/48 (b)			527,760
	500,000	321 Henderson Receivables I LLC, Ser. 2008-1A, Class D, BBB, NR,
		10.810%, 1/15/50 (b)			556,665
					3,864,931
		Residential Loans - 0.2%
	500,000	GSAA Trust, Ser. 2007-5, Class 1F2A, CCC, Caa1,
		5.788%, 3/25/47 (a) (d)			329,932

		Student Loans - 0.2%
	367,308	MRU Student Loan Trust, Ser. 2008-A, Class A1A, AAA, NR,
		7.400%, 1/25/41 (b)			186,974
	202,567	MRU Student Loan Trust, Ser. 2008-A, Class B, AA, NR,
		5.998%, 1/25/41 (b) (d)			48,940
	202,567	MRU Student Loan Trust, Ser. 2008-A, Class C, A, NR,
		7.998%, 1/25/41 (b) (d)			43,147
					279,061
		Timeshares - 2.6%
	2,409,342	Diamonds Resort Owner Trust, Ser. 2009-1, Class A, A, NR,
		9.310%, 3/20/36 (a) (b)			2,432,558
	1,268,019	Sierra Receivables Funding Co., Ser. 2006-1A, Class A1, BBB-, Baa3,
		5.840%, 5/20/18 (a) (b)			1,301,814
	680,960	Silverleaf Finance LLC, Ser. 2010-A, Class B, BBB, NR,
		8.000%, 7/15/22 (b)			659,576
					4,393,948
		Transportation - 14.3%
	1,907,592	Aircraft Certificate Owner Trust, Ser. 2003-1A, Class D, BB+, Ba3,
		6.455%, 9/20/22 (b)			1,812,213
	2,000,000	Aircraft Certificate Owner Trust, Ser. 2003-1A, Class E, BB+, Ba3,
		7.001%, 9/20/22 (b)			1,684,040
	2,202,705	Aircraft Lease Securitisation Ltd., Ser. 2007-1A, Class G3, A-, Baa1,
		0.560%, 5/10/32 (Jersey) (b) (d)			1,972,963
	494,055	Airplanes Pass Through Trust, Ser. 1R, Class A8, BB-, Baa3,
		1.151%, 3/15/19 (d)			484,174
	15,000,000	Airplanes Pass Through Trust, Ser. 2001-1A, Class A9, CCC, B1,
		0.826%, 3/15/19 (b) (d)			8,400,000
	1,052,066	Aviation Capital Group Trust, Ser. 2000-1A, Class A1, BB, Ba3,
		0.756%, 11/15/25 (b) (d)			553,134
	5,462,695	Aviation Capital Group Trust, Ser. 2003-2A, Class B1, BBB, A3,
		3.266%, 9/20/33 (a) (b) (d)			3,719,330
	879,850	Blade Engine Securitization Ltd., Ser. 2006-1A, Class B, BBB+, Baa2,
		3.276%, 9/15/41 (Cayman Islands) (b) (d)			615,631
	544,558	CLI Funding LLC, Ser. 2006-1A, Class A, BBB, Baa3,
		0.449%, 8/18/21 (b) (d)			446,479
	212,346	Helios Finance LP, Ser. 2007-S1, Class B1, BBB, Aaa,
		0.966%, 10/20/14 (Cayman Islands) (b) (d)			209,231
	2,783,348	Lease Investment Flight Trust, Ser. 1, Class A3, B+, Baa3,
		0.706%, 7/15/16 (a) (d)			2,420,177
	5,200,000	Pegasus Aviation Lease Securitization, Ser. 2001-1A, Class A1, NR, B2,
		0.773%, 5/10/31 (b) (d)			1,742,000
	500,000	Pegasus Aviation Lease Securitization, Ser. 2001-1A, Class A2, NR, B2,
		0.873%, 5/10/31 (b) (d)			165,000
					24,224,372
		Trust Preferred Stocks - 3.3%
	6,000,000	Attentus CDO Ltd., Ser. 2007-3A, Class A1B, AAA, Aa3,
		0.788%, 10/11/42 (Cayman Islands) (b) (d)			2,857,320
	4,747,559	Preferred Term Securities XXIII Ltd., CCC+, B1,
		0.847%, 12/22/36 (Cayman Islands) (b) (d)			2,682,371
					5,539,691
		Whole Business - 7.3%
	6,424,030	Applebee's Enterprises LLC, Ser. 2007-1A, Class A22A, AAA, Aa3,
		6.427%, 12/20/37 (a) (b)			6,189,851
	3,760,000	Dominos Pizza Master Issuer LLC, Ser. 2007-1, Class A2, BBB-, Baa3,
		5.261%, 4/25/37 (a) (b)			3,655,960
	2,000,000	IHOP Franchising LLC, Ser. 2007-1A, Class A1, BBB-, Baa2,
		5.144%, 3/20/37 (a) (b)			1,871,620
	600,000	NuCO2 Funding LLC, Ser. 2008-1A, Class A1, NR, Baa2,
		7.250%, 6/25/38 (b)			591,498
					12,308,929
		Total Asset Backed Securities - 56.5%
		(Cost $89,770,200)			95,527,415

		Collateralized Mortgage Obligations - 29.3%
	500,000	Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class G, A-, NR,
		5.489%, 3/11/41 (b) (d)			466,073
	1,000,000	Banc of America Commercial Mortgage, Inc., Ser. 2004-5, Class B, AA+, Aa2,
		5.058%, 11/10/41 (a) (d)			823,593
	600,000	Banc of America Commercial Mortgage, Inc., Ser. 2005-5, Class AJ, BBB+, Aaa,
		5.317%, 10/10/45 (a) (d)			539,597
	1,500,000	Bear Stearns Commercial Mortgage Securities, Ser. 2005-PW10, Class AJ, BB+, NR,
		5.625%, 12/11/40 (a) (d)			1,215,169
	500,000	Citigroup Commercial Mortgage Trust, Ser. 2004-C2, Class E, BBB+, A3,
		5.023%, 10/15/41 (b) (d)			421,726
	1,200,000	Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class AM, A, NR,
		5.887%, 12/10/49 (d)			1,069,561
	2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class AJ, A-, Aa1,
		5.396%, 7/15/44 (a) (d)			1,703,918
	13,500,000	Commercial Mortgage Pass Through Certificates, Ser. 2006-C7, Class A4, AAA, NR,
		5.961%, 6/10/46 (a) (d) (g)			14,864,754
	1,000,000	Commercial Mortgage Pass Through Certificates, Ser. 2006-C7, Class AM, A, NR,
		5.986%, 6/10/46 (a) (d)			974,801
	1,000,000	Commercial Mortgage Pass Through Certificates, Ser. 2006-CN2A, Class F, CCC+, NR,
		5.756%, 2/5/19 (a) (b) (d)			874,655
	4,084,487	Countrywide Alternative Loan Trust, Ser. 2006-OA19, Class A1, CCC, Ba2,
		0.446%, 2/20/47 (a) (d)			2,167,037
	2,915,228	Countrywide Home Equity Loan Trust, Ser. 2004-S, Class 1A, CCC, Caa3,
		0.516%, 2/15/30 (d)			1,661,893
	1,187,500	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-TFLA, Class K, AA+, Aaa,
		1.576%, 2/15/20 (a) (b) (d)			1,126,121
	1,500,000	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C3, Class AM, BBB-, Aaa,
		6.019%, 6/15/38 (a) (d)			1,408,903
	115,646	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Ser. 2006-AB4, Class A1A, D, Caa1,
		6.005%, 10/25/36 (d)			78,428
	2,000,000	Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class AJ, AAA, Aa2,
		4.859%, 8/10/42 (a) (d)			1,832,228
	1,000,000	Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class AJ, BBB, A3,
		5.476%, 4/10/37 (a) (d)			822,435
	600,000	GS Mortgage Securities Corp. II, Ser. 2001-GL3A, Class E, NR, A3,
		6.852%, 8/5/18 (b) (d)			599,118
	845,832	Indymac Index Mortgage Loan Trust, Ser. 2006-AR9, Class 3A1, AAA, B3,
		5.469%, 6/25/36 (d)			642,142
	700,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2002-C1, Class E, A-, A2,
		6.135%, 7/12/37 (b)			661,945
	1,000,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP3, Class AJ, BBB, A2,
		5.141%, 8/15/42 (a) (d)			882,899
	2,600,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class AM, BB+, A3,
		6.006%, 6/15/49 (a) (d)			2,037,068
	2,000,000	Morgan Stanley Capital I, Ser. 2005-HQ6, Class AJ, A-, NR,
		5.073%, 8/13/42 (a) (d)			1,768,938
	1,000,000	Morgan Stanley Capital I, Ser. 2006-HQ10, Class AM, NR, Aaa,
		5.360%, 11/12/41 (a)			925,961
	1,250,000	Morgan Stanley Capital I, Ser. 2006- IQ12, Class AM, A, NR,
		5.370%, 12/15/43 (a)			1,121,156
	1,000,000	Morgan Stanley Capital I, Ser. 2006-T23, Class AM, A+, NR,
		5.981%, 8/12/41 (a) (d)			992,054
	428,935	New Century Home Equity Loan Trust, Ser. 2004-A, Class AII9, B, A2,
		5.350%, 8/25/34 (d)			356,820
	1,088,000	TBW Mortgage Backed Pass Through Certificates, Ser. 2006-6, Class A3, D, Caa2,
		5.750%, 1/25/37 (h)			656,317
	2,500,000	TBW Mortgage Backed Pass Through Certificates, Ser. 2006-6, Class A5B, D, Caa3,
		6.040%, 1/25/37 (h)			1,517,335
	2,000,000	TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Class AJ, A+, NR,
		6.044%, 8/15/39 (a) (d)			1,978,390
	750,000	Timberstar Trust, Ser. 2006-1A, Class C, A, A3,
		5.884%, 10/15/36 (a) (b)			784,908
	2,000,000	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class AJ, BBB-, Aaa,
		5.338%, 7/15/42 (a) (d)			1,763,249
	1,000,000	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C21, Class AJ, A-, Aa2,
		5.380%, 10/15/44 (a) (d)			919,513
		Total Collateralized Mortgage Obligations - 29.3%			49,658,705
		(Cost $48,451,519)

	Number of Shares				Value
		Preferred Stock - 3.8%
		Banks - 0.9%
	40,000	BB&T Capital Trust VI, 9.600% (a)			1,132,000
	16,300	Santander Finance Preferred SA Unipersonal, 6.500% (Spain) (a)			446,457
					1,578,457
		Diversified Financial Services - 0.7%
	50,000	Deutsche Bank Contingent Capital Trust II, 6.550% (a)			1,188,500
	37,600	Lehman Brothers Holdings, Inc., Ser. J, 7.950% (i)			639
					1,189,139
		Insurance - 0.3%
	20,000	Aegon NV, 6.375% (Netherlands) (a)			442,000
	3,800	ING Groep NV, 7.050% (Netherlands) (a)			84,664
					526,664
		Telecommunication - 0.7%
	1,000	Centaur Funding Corp., 9.080% (Cayman Islands) (b)			1,089,062

		U.S. Government and Agency Securities - 1.2%
	2,000	Farm Credit Bank of Texas, Ser. 1, 10.000% (b)			2,000,000

		Total Preferred Stock - 3.8%
		(Cost $7,067,488)			6,383,322

		Exchange-Traded Funds - 9.2%
	65,000	Powershares QQQ (a) (j)			2,829,450
	27,500	ProShares Ultra Dow30 (a) (j)			1,113,750
	85,000	ProShares Ultra S&P500 (a) (j)			2,838,150
	30,000	SPDR Dow Jones Industrial Average ETF Trust (a) (j)			3,006,000
	55,000	SPDR S&P 500 ETF Trust (a) (j)			5,800,850
		Total Exchange-Traded Funds - 9.2%			15,588,200
		(Cost $15,610,855)

	Principal Amount				Value
		U.S. Government and Agency Securities - 1.2%
	$2,000,000	Freddie Mac, Ser. 1, AAA, Aaa,
		6.500%, 6/3/24 (d)
		(Cost $2,000,000)			1,960,000

		Term Loans (k) - 3.2%
		Consumer Products - 0.6%
	640,000	Exopack Holdings, B, B2,
		12.000%, 2/1/14 (d)			636,800
	447,756	Navisite, Inc., B-, B3,
		9.150%, 9/19/14 (d)			438,801
					1,075,601
		Electronics - 0.2%
	283,064	Clientlogic Corp., B+, B3,
		6.031%, 1/30/14 (d)			259,890

		Healthcare, Education & Childcare - 0.4%
	840,871	Embanet, CCC, B3,
		3.531%, 6/28/12 (d)			723,965

		Home & Office Furnishings - 0.3%
	692,502	Centaur LLC, CCC+, B2,
		0.000%, 11/9/14 (d)			540,152

		Leisure - 0.8%
	1,422,602	Bushnell Performance Optics, BB-, Ba3,
		4.783%, 8/24/13 (d)			1,306,126

		Retail Stores - 0.9%
	1,087,494	Deb Shops, Inc., CCC, Caa1,
		6.355%, 4/23/14 (d)			687,840
	963,642	Mattress Firm, B, Ba3,
		2.689%, 10/23/14 (d)			845,596
					1,533,436
		Total Term Loans - 3.2%
		(Cost $6,198,776)			5,439,170

		Total Long-Term Investments - 131.1%
		(Cost $217,111,777)			221,825,638

			Expiration	Exercise
	Contracts	Options Purchased	Date	Price	Value
		Call Options Purchased - 0.0%*
	3,500	CBOE S&P 500 Volatility Index (j) (l)
		(Cost $22,575)	September 2010	$ 22.50	19,425

		Total Investments - 131.1%
		(Cost $217,134,352)			221,845,063
		Other Assets in excess of Liabilities - 6.6%			11,197,007
		Total Options Written - (0.2%)			(335,565)
		Borrowings - (12.9%)			(21,899,119)
		Reverse Repurchase Agreements - (18.3%)			(30,920,146)
		TALF Loan - (6.3%)			(10,630,271)
		Net Assets Applicable to Common Shareholders - 100.0%			$ 169,256,969

* Less than 0.1%

AB - Stock Company
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
FCB - Farmers Credit Bureau
LLC - Limited Liability Company
LP - Limited Partnership
N/A - Not Available
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation

(a)	All or a portion of this security has been physically segregated in connection with swap agreements, line of credit,
	options and reverse repurchase agreements. As of August 31, 2010, the total amount segregated was $131,474,300.
(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933.
	These securities may be resold in transactions exempt from registration, normally to qualified
	institutional buyers. At August 31, 2010, these securities amounted to $121,027,869 which represents 71.7%
	of net assets applicable to common shares.
(c)	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(d)	Floating or Variable Rate Coupon. Rate shown is in effect at August 31, 2010.
(e)	Risk-Linked Security – A risk-linked security is a form of derivative issued by insurance companies and insurance related
	special purpose vehicles that apply securitization techniques to catastrophic property and casualty damages.
	The security is typically a debt obligation for which the return of principal and the payment of interest are
	contingent on the non-occurrence of a pre-defined “trigger event.” Depending on the specific terms and structure
	of the security, this trigger could be the result of a hurricane, earthquake or some other catastrophic event.
(f)	Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of
	Trustees and is based, in part on significant unobservable inputs. The total market value of such securities is
	$3,134,940 which represents 1.9% of net assets applicable to common shares.
(g)	All or a portion of this security was acquired, and has been physically segregated in connection with the Fund's
	participation in the Term Asset-Backed Securities Loan Facility program (the "TALF program") operated by the
	Federal Reserve Bank of New York. As of August 31, 2010, the total amount physically segregated was
	$14,864,754.
(h)	Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(i)	Non-income producing as security is in default.
(j)	All or a portion of this security position represents cover for outstanding options written.
(k)	Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an
	underlying interest rate benchmark. In addition, term loans may include mandatory and/or optional prepayment
	terms. As a result, the actual maturity dates of the loans may be different than the amounts disclosed in
	the portfolio of investments. Term loans may be considered restricted in that the Fund may be contractually obligated
	to receive approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.
(l)	Non-income producing security.
(m)	Represents 100 shares per contract.

Ratings (unaudited) shown are per Standard & Poor's and Moody's. Securities classified as NR are not rated.

Country Allocation*
United States	76.2%
Cayman Islands	18.8%
France	1.3%
Jersey	0.9%
United Kingdom	0.9%
Sweden	0.8%
Netherlands	0.5%
Spain	0.2%
Canada	0.2%
Bermuda	0.2%
*Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the year ended May 31, 2010.

Claymore/Guggenheim Strategic Opportunities Fund
Portfolio of Investments
August 31, 2010 (unaudited)

		Expiration	Exercise
Contracts	Options Written (l)	Date	Price	Value
	Call Options Written - (0.2%)
3,500	CBOE S&P 500 Volatility Index (m)	September 2010	$ 30.00	$ 4,463
650	Powershares QQQ (m)	September 2010	45.00	20,800
275	ProShares Ultra Dow30 (m)	September 2010	42.00	22,000
850	ProShares Ultra S&P500 (m)	September 2010	34.00	87,975
900	S&P 500 Index	September 2010	1,095.00	3,960
6,900	S&P 500 Index	September 2010	1,070.00	84,180
300	SPDR Dow Jones Industrial Average ETF Trust (m)	September 2010	102.00	32,550
550	SPDR S&P 500 ETF Trust (m)	September 2010	107.00	79,200
	Total Value of Call Options Written			335,128
	(Premiums received $691,825)

	Put Options Written - (0.0%*)
3,500	CBOE S&P 500 Volatility Index (m)	September 2010	22.50	437
	(Premiums received $1,225)

	Total Value of Options Written - (0.2%)
	(Premiums received $693,050)			$ 335,565

*Less than 0.1%

Claymore/Guggenheim Strategic Opportunities Fund
Portfolio of Investments
August 31, 2010 (unaudited)

The Fund entered into swap agreements during the period ended August 31, 2010 to potentially enhance return. Details of the swap agreements outstanding as of August 31, 2010 were as follows:

Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Termination Date	Implied Credit Spread at August, 31 2010 (2)	Notional Amount (000)	Receive Fixed Rate	Unrealized Appreciation/ (Depreciation)
	Basket of distinct
Goldman Sachs(1)	corporate entities	Sell	09/20/14	15.25%	$ 3,000	1.180%	$ (1,287,522)

Interest Rate Swap Agreements

Counterparty	Floating Rate	Termination Date	Notional Amount (000)	Receive Fixed Rate	Unrealized Appreciation/ (Depreciation)
Goldman Sachs (3)	3 Month LIBOR	01/04/38	$ 10,000	5.675%	$ 943,660
Goldman Sachs (3)	3 Month LIBOR	01/04/38	10,000	5.860	265,787
Goldman Sachs (3)	3 Month LIBOR	01/12/15	10,000	3.155	242,214
Goldman Sachs (3)	3 Month LIBOR	07/07/38	5,000	5.753	622,250
Goldman Sachs (3)	3 Month LIBOR	07/07/38	5,000	5.940	272,150
Goldman Sachs (3)	3 Month LIBOR	01/12/15	5,000	3.225	69,239
Goldman Sachs (3)	3 Month LIBOR	01/12/15	5,000	3.095	172,683

					$ 2,587,983

Total Return Swap Agreements

Counterparty	Reference Entity	Floating Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation/ (Depreciation)
Barclays Capital (4)	S&P 500	1 Month LIBOR + 0.15%	12/27/10	$ 1,000	$ (40,394)
Barclays Capital (4)	S&P 500	1 Month LIBOR + 0.15%	12/22/10	7,216	18,192

$ (22,202)

Total Unrealized Appreciation for Swap Agreements					$ 1,278,259

(1) The Fund receives a fixed rate based upon the notional amount of $3 million and if a defined credit event occurs, pays cumulative losses in excess of a stated percentage on an underlying basket of distinct corporate entities with an aggregate notional value of $3 billion. The maximum loss exposure is $3 million.
(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundless and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
(3) The Fund pays the floating rate and receives the fixed rate.
(4) The Fund pays a floating rate and receives the total return of the Standard's & Poor's 500 Index.

At August 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 220,479,064	$ 18,883,680	$ (15,881,937)	$ 3,001,743

In accordance with ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets.

The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. To the extent Level 2 quotes are not readily available from the primary pricing vendor, additional inputs are used to determine market levels from alternate vendors or brokers as needed.  For positions where such sources are not available (Level 3), fair value may be established using a variety of techniques. Investment information such as prices of comparable securities, evaluations of anticipated cash flows, or spreads to treasuries are used as appropriate to the security to model the valuation.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2010:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$ -	$ 47,269	$ -	$ 47,269
Asset Backed Securities
Collateralized Debt Obligations	-	6,890	-	6,890
Collateralized Loan Obligations	-	24,187	3,135	27,322
Commercial Real Estate	-	1,426		1,426
Commercial Receivables	-	4,394	-	4,394
Corporate Debt Obligations	-	508	-	508
Credit Cards	-	4,006	-	4,006
Financials	-	40	-	40
Insurance	-	3,865	-	3,865
Residential Loans	-	330	-	330
Student Loans	-	279	-	279
Timeshares	-	4,394	-	4,394
Transportation	-	24,224	-	24,224
Trust Preferred Stocks	-	5,540	-	5,540
Whole Business	-	12,309	-	12,309
Collateralized Mortgage Obligations	-	49,659	-	49,659
Preferred Stock	6,383	-	-	6,383
Exchange-Traded Funds	15,588	-	-	15,588
U.S. Government and Agency Securities	-	1,960	-	1,960
Term Loans:
Consumer Products	-	1,076	-	1,076
Electronics	-	260	-	260
Healthcare, Education & Childcare	-	724	-	724
Home & Office Furnishings	-	540	-	540
Leisure	-	1,306	-	1,306
Retail Stores	-	1,533	-	1,533
Interest Rate Swaps	-	2,588	-	2,588
Total Return Swaps	-	18	-	18
Call Options Purchased	-	19	-	19
Total	$ 21,971	$ 199,344	$ 3,135	$ 244,450

Liabilities:
Credit Default Swaps	$ -	$ 1,288	$ -	$ 1,288
Total Return Swaps	-	40	-	40
Options Written	243	93	-	336
TALF Loan	-	10,630	-	10,630
Total	$ 243	$ 12,051	$ -	$ 12,294

For fair valuations using unobservable inputs, ASC 820 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the
Level 3 category during the period. The following table presents the reconciliation of the
Fund’s investments measured at fair value using significant unobservable inputs (Level 3 valuations)
for the period ended August 31, 2010. In addition to the observable inputs referenced earlier, the unobservable inputs used to value such securities include evaluations of anticipated cash flows, discount rates, default rates and other measures of illiquidity.

Level 3 Holdings
Beginning Balance at 5/31/10
Corporate Bonds	$ 4,632
Total Realized Gain/Loss
Corporate Bonds	-
Change in Unrealized Gain/Loss
Corporate Bonds	(5)
Net Purchases and Sales
Corporate Bonds	-
Net Transfers In/Out
Corporate Bonds	(1,492)
Ending Balance at 8/31/10
Corporate Bonds	3,135
Total Level 3 holdings	$ 3,135

The table below presents the transfers in and out of the three valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$ -	$ -	$ 1,492	$ -	$ -	$ (1,492)

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore/Guggenheim Strategic Opportunities Fund

By:  /s/ Kevin M. Robinson
_________________________________________________
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date: October 26. 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Kevin M. Robinson
_________________________________________________
             Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date: October 26. 2010

By:  /s/ Bruce Albelda
_________________________________________________
Bruce Albelda
Interim Chief Financial Officer, Interim Chief Accounting Officer & Interim Treasurer

Date: October 26. 2010